Segment Information by geographical area	12 Months Ended
Dec. 31, 2020
Segment Information by geographical area
Segment Information by geographical area

NOTE 4 Segment Information by geographical area

		Rest of	North		Rest of
(M$)	France	Europe	America	Africa	the world	Total
For the year ended December 31, 2020
Non-Group sales	32,748	67,292	13,258	16,011	11,376	140,685
Property, plant and equipment, intangible assets, net	14,555	30,932	11,891	43,087	41,398	141,863
Capital expenditures	2,044	3,165	899	3,816	5,610	15,534
For the year ended December 31, 2019
Non-Group sales	43,877	99,176	19,946	21,303	16,014	200,316
Property, plant and equipment, intangible assets, net	13,212	28,765	18,916	45,573	43,120	149,586
Capital expenditures	1,979	3,201	1,748	7,663	4,646	19,237
For the year ended December 31, 2018
Non-Group sales	47,716	99,465	22,243	22,263	17,676	209,363
Property, plant and equipment, intangible assets, net	12,561	25,262	18,903	43,359	42,161	142,246
Capital expenditures	4,502	2,609	2,014	4,838	8,222	22,185